Related party transactions (Tables)	12 Months Ended
Mar. 31, 2022
Ant Group and its affiliates
Related party transactions
Schedule of transactions

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Amounts earned by the Company
Cloud services revenue (i)	1,872	3,916	5,536
Administrative and support services (i)	1,224	1,208	1,165
Annual fee for SME loan business (ii)	954	954	708
Profit Share Payments (iii)	3,835	—	—
Marketplace software technology services fee and other amounts earned (i)	2,075	2,427	2,358
	9,960	8,505	9,767

Amounts incurred by the Company
Payment processing and escrow services fee (iv)	8,723	10,598	11,824
Other amounts incurred (i)	2,743	4,509	3,542
	11,466	15,107	15,366

(i)	The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud, and other administrative and support services.
(ii)	Pursuant to the SAPA, the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year. The annual fee payment by Ant Group in relation to SME loan business was terminated in December 2021.
(iii)	In 2014, the Company entered into the 2014 IPLA with Ant Group. Under the 2014 IPLA, the Company received the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. Upon the receipt of 33% equity interest in Ant Group in September 2019, the Company entered into the Amended IPLA and terminated the 2014 IPLA, and the Profit Share Payments arrangement was terminated (Note 4(k)). Profit Share Payments were recorded in other income, net in the consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Group.
(iv)	The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.